Trade Receivables, Net - Additional Information (Detail)	12 Months Ended
Dec. 31, 2020
Bottom of range [member]
Disclosure of financial assets [Line Items]
Average credit terms	30 days
Top of range [member]
Disclosure of financial assets [Line Items]
Average credit terms	90 days